Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Employee Share Options

Information on employee share options granted from the 2014 Plan is as follows. Each option entitles the holder to subscribe for two ordinary shares of the Company:

	For the Year Ended December 31
	2020		2021		2022
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	6,670,356	$1.43	6,670,356	$1.43	6,097,856	$1.43
Options expired	—	—	—	—	(1,453,250)	0.67
Options exercised	—	—	(572,500)	0.43	—	—
Balance at December 31	6,670,356	1.43	6,097,856	1.43	4,644,606	1.76
Options exercisable, end of period	6,670,356	1.43	6,097,856	1.43	4,644,606	1.76

Information on employee share options granted from the 2017 Plan is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company:

	For the Year Ended December 31
	2020		2021		2022
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	501,167	$1.28	501,167	$1.28	501,167	$1.28
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—
Balance at December 31	501,167	1.28	501,167	1.28	501,167	1.28
Options exercisable, end of period	501,167	1.28	501,167	1.28	501,167	1.28

Information on employee share options granted under the 2020 EIP is as follows. Each option entitles the holder to subscribe for one ADS of the Company:

	For the Year Ended December 31
	2021		2022
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	3,824,062	$2.06	4,021,562	$0.52
Options granted	282,000	3.24	2,493,149	0.51
Options forfeited	(81,000)	2.06	(744,372)	0.52
Options exercised	(3,500)	2.06	—	—
Balance at December 31	4,021,562	$2.06	5,770,339	$0.52
Options exercisable, end of period	1,497,524	$2.06	2,323,950	$0.52
Weighted-average fair value of each option granted		$2.63		$0.52

Summary of Outstanding Options

Information on outstanding options as of December 31, 2022 is as follows:

	July 2013	July 2014	July 2015	July 2016	July 2017	Dec 2020	January- July 2021	January 2022	July 2022
Range of Exercise Price	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28	$2.06	$2.35-$4.12	$1.12	$0.50
Weighted- average Remaining Contractual Life (Years)	0.5	1.5	2.5	3.5	4.73	7.96	8.21	9.01	9.51

Summary of Options Granted Priced Using Binomial Option Pricing Model

Options granted in the 2014 Plan, the 2017 Plan, and the 2020 EIP were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2013	July 2014	July 2015	July 2016	July 2017	Dec 2020	January- July 2021	January 2022	July 2022
Grant- date share price	$1.36	$1.36	$1.88	$2.26	$1.28	$2.22	$2.35-$4.12	$1.12	$0.50
Exercise price	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28	$0.52	$0.52	$0.52	$0.50
Expected volatility	50.58%	50.86%	36.37%	39.34%	38.33%	66.25%	59.99%-64.92%	122.1%	118.2%
Expected life (years)	10	10	10	10	10	5.25 - 7	5.25 - 7	5.25 - 7	5.25 - 7
Risk-free interest rate	2.5%	2.58%	2.43%	1.46%	1.10%	3.05%-3.06%	3.05%-3.06%	3.05%-3.06%	2.90%-2.91%

Summary of Long Term Incentive Plan

The Company’s 2017 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2020	2021	2022
Balance at January 1	232,000	215,133	201,266
Awards granted	—	—	—
Awards exercised	—	(13,867)	—
Awards forfeited	(16,867)	—	—
Balance at December 31	215,133	201,266	201,266
Balance exercisable, end of period	204,733	201,266	201,266

The Company’s 2018 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2020	2021	2022
Balance at January 1	168,089	142,445	132,517
Awards granted	—	—	—
Awards forfeited	(25,644)	—	—
Awards exercised	—	(9,928)	—
Balance at December 31	142,445	132,517	132,517
Balance exercisable, end of period	99,237	132,517	132,517

The Company’s 2019 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2020	2021	2022
Balance at January 1	491,020	386,950	386,950
Awards granted	—	—	—
Awards forfeited	(104,070)	—	—
Balance at December 31	386,950	386,950	386,950
Balance exercisable, end of period	128,983	257,967	386,950